Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	June 30,	December 31,
(in thousands)	2022	2021
Vacation, convalescence and bonus accruals	$528	$1,068
Employees and payroll related	639	519
Short term operating lease liabilities	629	617
Accrued expenses and other	1,637	1,523
	$3,433	$3,727